Derivative Instruments (Schedule Of Derivatives At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Total fair value of derivative assets	$ 12.8		$ 5.7
Total fair value of derivative liabilities	11.0		0.5
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Total fair value of derivative assets	10.3		5.5
Total fair value of derivative liabilities	10.4		0.3
Designated as Hedging Instrument [Member] | Foreign Currency Forward Contracts - Current [Member]
Derivative [Line Items]
Total fair value of derivative assets	9.1	[1]	5.0	[1]
Total fair value of derivative liabilities	9.8	[1]	0.3	[1]
Designated as Hedging Instrument [Member] | Foreign Currency Forward Contracts - Non-Current [Member]
Derivative [Line Items]
Total fair value of derivative assets	1.2	[2]	0.5	[2]
Total fair value of derivative liabilities	0.6	[2]	0	[2]
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Total fair value of derivative assets	2.5		0.2
Total fair value of derivative liabilities	0.6		0.2
Not Designated as Hedging Instrument [Member] | Foreign Currency Forward Contracts - Current [Member]
Derivative [Line Items]
Total fair value of derivative assets	2.5	[1]	0.2	[1]
Total fair value of derivative liabilities	$ 0.6	[1]	$ 0.2	[1]

[1]	Derivative assets and liabilities that have maturity dates equal to or less than 12 months from the respective balance sheet dates were included in other current assets and accrued liabilities and other, respectively, on our consolidated balance sheets.
[2]	Derivative assets and liabilities that have maturity dates greater than 12 months from the respective balance sheet dates were included in other assets, net, and other liabilities, respectively, on our consolidated balance sheets.